Fair Value Measurement (Details Narrative) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Financial assets at fair value	¥ 0	¥ 0
Financial liabilities at fair value	¥ 0	¥ 0